Subsequent Events	6 Months Ended
Apr. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing of the financial statements and determined that there have been no events that have occurred that would require adjustments to or disclosure in the consolidated financial statements except for the following:

On March 3, 2025, Astra Nova Ventures Limited borrowed US$ 3 million from the Company under a loan agreement with a term from March 3, 2025 to October 15, 2025. The parties subsequently agreed on July 28, 2025 to terminate the original agreement early as of July 30, 2025. As of this reporting date, the company has fully recovered the loan in advance.

On July 7, 2025, the company’s board of directors approved the adoption of the Amended Plan, which amended and restated the company’s 2025 Share Incentive Plan. An additional 4,500,000 ordinary shares of US$0.00002 each of the Company (the “Shares’”) be and are reserved from the authorized unissued share capital of the Company for issuance under the Amended Plan such that the aggregate number of Shares authorized and deliverable under the Amended Plan was 7,500,000. The Company executed four Share Award Agreements on July 14, 2025, with four consultant grantees, conferring an aggregate of 4,500,000 shares with immediate vesting arrangement as of the Grant Date (July 14, 2025)